Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule Of Components Of Intangible Assets
The following table summarizes the components of our intangible assets at the dates indicated:

	March 31, 2015			December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Carrying Value	Gross Carrying Amount	Accumulated Amortization	Carrying Value
Refinery Services:
Customer relationships	$94,654	$82,981	$11,673	$94,654	$81,880	$12,774
Licensing agreements	38,678	29,661	9,017	38,678	28,983	9,695
Segment total	133,332	112,642	20,690	133,332	110,863	22,469
Supply & Logistics:
Customer relationships	35,430	30,601	4,829	35,430	30,228	5,202
Intangibles associated with lease	13,260	3,631	9,629	13,260	3,512	9,748
Segment total	48,690	34,232	14,458	48,690	33,740	14,950
Marine contract intangibles	32,000	2,083	29,917	32,000	833	31,167
Other	23,821	8,968	14,853	22,797	8,452	14,345
Total	$237,843	$157,925	$79,918	$236,819	$153,888	$82,931

Amortization Expense	Our amortization of intangible assets for the periods presented was as follows:

	Three Months Ended March 31,
	2015	2014
Amortization of intangible assets	$4,037	$3,145

Schedule of Expected Amortization Expense	We estimate that our amortization expense for the next five years will be as follows:

Remainder of	2015	$13,922
	2016	$15,613
	2017	$14,450
	2018	$12,334
	2019	$8,021